Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,315,728	¥ 1,217,122
Book value of guarantee liabilities	67,303	53,877
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	531,216	355,452
Book value of guarantee liabilities	¥ 4,800	¥ 2,371
Maturity of the longest contract (Years)	2061	2060
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 298,624	¥ 341,466
Book value of guarantee liabilities	¥ 53,281	¥ 41,019
Maturity of the longest contract (Years)	2031	2031
Real Estate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 10,999	¥ 29,235
Book value of guarantee liabilities	¥ 4,184	¥ 4,422
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 672	¥ 130
Book value of guarantee liabilities	¥ 269	¥ 0
Maturity of the longest contract (Years)	2035	2024
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 474,217	¥ 490,839
Book value of guarantee liabilities	¥ 4,769	¥ 6,065
Maturity of the longest contract (Years)	2027	2026